UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from January 1, 2010 to January 31, 2010

Commission File Number of issuing entity: 333-138404

HSBC Private Label Credit Card Master Note Trust (USA) I

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-138404-01

HSBC Funding (USA) Inc. V

(Exact name of depositor as specified in its charter)

HSBC Bank USA, National Association

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification Number of the issuing entity)

20-1968954

(I.R.S. Employer Identification Number of the depositor)

c/o HSBC Finance Corporation

Attn: Victoria F. Stach

26525 N. Riverwoods Blvd., Mettawa, Illinois        __ _____60045

(Address of principal executive offices of the issuing entity)_(Zip Code)

224-544-2000

(Telephone number, including area code)

No Change

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b)
Series 2007-1 Class A Notes			X
Series 2007-1 Class B Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
YES _X__ NO ____

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The information required by Item 1 is contained in Exhibit 99.1 attached hereto.
PART II - OTHER INFORMATION
Item 9. Exhibits.

Exhibit No.	Description

99.1	Monthly Servicing Statement for the Due Period ending January 31, 2010 and the related Distribution Date of February 16, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 23, 2010

HSBC FINANCE CORPORATION, as Servicer of and on behalf of

HSBC PRIVATE LABEL CREDIT CARD MASTER NOTE TRUST (USA) I

By: /s/ Mick Forde
Name: Mick Forde
Title: Senior Vice President, General Counsel-Treasury
and Assistant Secretary

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicing Statement for the Due Period ending January 31, 2010 and the related Distribution Date of February 16, 2010.

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